Share Capital and Employee Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of share-based payment arrangements [Abstract]
Additional information about share-based payment arrangements [text block]
For the year ended December 31, 2025, the Company recorded the following share-based compensation expense included as a component of general and administrative expense:

	2025	2024
Stock options and equity-settled RSUs	$2	$—
PSUs	25	6
RSUs intended to be settled in cash	18	7
DSUs	6	1
Total share-based compensation expense	$51	$14

Disclosure of number and weighted average exercise prices of share options
The following table summarizes the changes in stock options and RSUs to be settled in equity for the year ended December 31, 2025:

	Stock Options		Equity-settled RSUs
	Number Outstanding	Weighted Average Exercise Price CAD$	Number Outstanding	Weighted Average Fair Value Price CAD$
As at December 31, 2023	513	$22.32	—	$—
Granted	—	—	159	31.60
Exercised	(101)	20.07	—	—
Forfeited	(16)	22.25	—	—
As at December 31, 2024	396	$22.90	159	$31.60
Granted	—	—	90	68.41
Exercised / Settled	(202)	23.15	(48)	31.61
Expired	(1)	22.95	—	—
Forfeited	(30)	22.92	(17)	31.61
As at December 31, 2025	163	$22.57	184	$49.88

Disclosure of range of exercise prices of outstanding share options
The following table summarizes information about the Company's stock options outstanding at December 31, 2025:

	Options Outstanding			Options Exercisable
Range of Exercise Prices CAD$	Number Outstanding as at December 31, 2025	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price CAD$	Number Outstanding as at December 31, 2025	Weighted Average Exercise Price CAD$
$17.53 - $23.03	155	5	$21.98	112	$22.28
$28.55 - $34.04	5	3	30.70	5	30.70
$34.05 - $39.48	3	2	39.48	3	39.48
	163	4	$22.57	120	$23.07

Disclosure of number and aggregate fair value of other equity instruments
As at December 31, 2025, the following PSUs, RSUs intended to be settled in cash, and DSUs were outstanding:

	PSUs	RSUs	DSUs
	Number Outstanding	Number Outstanding	Number Outstanding
As at December 31, 2023	757	805	109
Granted	220	478	48
Exercised	(79)	(300)	(26)
Forfeited	(17)	(125)	—
As at December 31, 2024	881	858	131
Granted	140	347	46
Exercised / Settled	(128)	(359)	—
Expired	(31)	—	—
Forfeited	—	(86)	—
As at December 31, 2025	862	760	177

Disclosure of dividends
The Company declared the following dividends for the years ended December 31, 2025 and 2024:

Declaration Date	Record Date	Dividend per common share
February 18, 2026(1)	March 2, 2026	$0.18
November 12, 2025	November 24, 2025	0.14
August 6, 2025	August 18, 2025	0.12
May 7, 2025	May 20, 2025	0.10
February 19, 2025	March 3, 2025	0.10
November 5, 2024	November 18, 2024	0.10
August 7, 2024	August 19, 2024	0.10
May 8, 2024	May 21, 2024	0.10
February 21, 2024	March 4, 2024	0.10
(1)These dividends were declared subsequent to the year ended December 31, 2025 and have not been recognized as distributions to owners during the period presented.